Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
13. Income Taxes

The Company’s United States and Irish based subsidiaries file tax returns in the United States and Ireland respectively. Other foreign subsidiaries are taxed separately under the laws of their respective countries.

The components of income before provision for income tax expense are as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Ireland	$143,889	$80,914	$12,157
United States	6,966	16,218	11,371
Other	51,861	23,733	43,693

Income before provision for income taxes	$202,716	$120,865	$67,221

The components of total income tax expense are as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Provision for income taxes:
Current:
Ireland	$19,562	$9,158	$1,684
United States	7,891	14,492	12,290
Other	10,695	4,876	8,257

Total current tax	38,148	28,526	22,231

Deferred expense/(benefit):
Ireland	(1,178)	1,914	(287)
United States	(3,031)	(9,420)	(9,715)
Other	(3,691)	(2,967)	(428)

Total deferred tax expense/(benefit)	(7,900)	(10,473)	(10,430)

Provision for income taxes	30,248	18,053	11,801

Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	(2,404)	(1,651)	(1,274)
Currency impact on long term funding	178	87	356

Total	$28,022	$16,489	$10,883

Ireland’s statutory income tax rate is 12.5%. The Company’s consolidated effective tax rate differed from the statutory rate as set forth below;
	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2013:12.5%; 2012:12.5%)	$25,340	$15,108	$8,401
Foreign and other income taxed at higher rates	1,981	4,085	6,360
Research & development tax incentives	(1,810)	(2,598)	(4,954)
Movement in valuation allowance	(1,965)	2,389	1,557
Effects of change in tax rates	543	1,553	867
Increase in unrecognized tax benefits	2,869	(1,409)	646
Prior year over provision	(552)	(47)	(678)
Effects of permanent items	3,219	(1,002)	(26)
Other	623	(26)	(372)
	$30,248	$18,053	$11,801

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:
	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$4,270	$6,501	$6,631
Goodwill attributable to intangibles	18,645	14,013	11,467
Other intangible assets	3,657	970	2,707
Accruals	238	51	77
Other	-	4	88
Unrealized FX	1,709	1,056	1,160

Total deferred tax liabilities recognized	28,519	22,595	22,130

Deferred tax assets:
Net operating loss and tax credits carryforwards	30,586	29,696	26,545
Property, plant and equipment	4,002	2,739	2,345
Accrued expenses and payments on account	37,620	30,136	20,326
Stock compensation	8,717	6,291	5,586
Deferred compensation expense	1,853	1,187	1,136
Other	892	-	-
Unrealized FX	352	92	98
Total deferred tax assets	84,022	70,141	56,036
Valuation allowance for deferred tax assets	(23,145)	(24,348)	(21,190)
Deferred tax assets recognized	60,877	45,793	$34,846
Deferred tax assets net of unrecognized tax benefits	60,877	45,793	34,846
Overall Net deferred tax asset	32,358	$23,198	$12,716

At December 31, 2014 non-U.S subsidiaries had operating loss carryforwards for income tax purposes that may be carried forward indefinitely, available to offset against future taxable income, if any, of approximately $95.6 million (2013: $96.2 million). In addition at December 31, 2014 non-U.S subsidiaries had tax credit carryforwards for income tax purposes, that may be carried forward indefinitely, available to offset against future tax liabilities, if any, of approximately $3.6 million (2013: $2.4 million). At December 31, 2014 non-U.S. subsidiaries also had additional operating loss carry forwards of $5.8 million which are due to expire between 2015 and 2017.

At December 31, 2014 U.S. subsidiaries had U.S. federal and state net operating loss (“NOL”) carry forwards of approximately $36.9 million and $65.1 million, respectively. These net operating losses are available for offset against future taxable income and expire between 2015 and 2033. Of the $36.9 million U.S. federal net operating losses, approximately $11.8 million is currently available for offset against future U.S. federal taxable income. The subsidiary’s ability to use the U.S. federal and state net operating loss carry forwards is limited on an annual basis due to change of ownership in 2000, 2010 and 2014, as defined by Section 382 of the Internal Revenue Code of 1986, as amended.

The expected expiry dates of these losses are as follows:
	Federal	State
	NOL’s	NOL’s
	(in thousands)

2015- 2020	678	1,893
2021- 2025	4,031	12,705
2026- 2033	32,170	50,542
	$36,879	$65,140
In addition US subsidiaries have alternative minimum tax credit carry forwards of approximately $0.3 million that are available to reduce future U.S. federal regular income taxes, over an indefinite period. They also have general business credit carry forwards of approximately $0.3 million that are available to offset future U.S. federal income taxes.

The valuation allowance at December 31, 2014 was approximately $23.1 million. The valuation allowance for deferred tax assets as of December 31, 2013 and December 31, 2012 was $24.3 million and $21.2 million respectively. The net change in the total valuation allowance was a decrease of $1.2 million during 2014 and an increase of $3.1 million during 2013.

The valuation allowances at December 31, 2014 and December 31, 2013 were primarily related to tax losses and tax credits carried forward that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. In the UK, a change in commercial circumstances led to a change in judgment concerning the need for a valuation allowance on certain limited loss carryforwards; the release of the beginning of year valuation allowance resulted in a tax benefit of $3.1 million.

The Company has not recognized a deferred tax liability for the undistributed earnings of foreign subsidiaries that arose in 2014 and prior years as the Company considers these earnings to be indefinitely reinvested. It is not practicable to calculate the unrecognized deferred tax liability.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:
	December 31,	December 31,	December 31,
	2014	2013	2012
	(in thousands)
Gross amount of unrecognized tax benefits at start of year	$5,780	$7,189	$6,543

Increase related to acquired tax positions	14,552	-	-
Increase related to prior year tax positions	565	-	1,167
Decrease related to prior year tax positions	(183)	(494)	-
Increase related to current year tax positions	3,709	2,269	1,473
Settlements	(2)	(899)	(98)
Lapse of statute of limitations	(1,220)	(2,285)	(1,896)
Gross amount of unrecognized tax benefits at end of year	$23,201	$5,780	$7,189

The relevant statute of limitations for gross unrealized tax benefits totaling $2.3 million could potentially expire during 2015. $14.5 million of the increase during the year ended December 31, 2014 reflects pre-acquisition tax positions taken by companies acquired during the period.

Included in the balance of total unrecognized tax benefits at December 31, 2014 there were net potential benefits of $23.2 million which, if recognized, would affect the effective rate on income tax from continuing operations. The balance of total unrecognized tax benefits at December 31, 2013 and December 31, 2012 included net potential benefits which, if recognized, would affect the effective rate of income tax from continuing operations of $5.8 million and $7.2 million respectively.

Interest and penalties recognized as a net expense during the year ended December 31, 2014 amounted to $0.2 million (2013: net benefit of $0.2 million, 2012: net benefit of $0.1 million) and are included within the provision for income taxes. Total accrued interest and penalties as of December 31, 2014 and December 31, 2013 were $2.4 million and $0.9 million respectively and are included in the closing income tax liabilities at those dates.

Our major tax jurisdictions are the United States and Ireland. We may potentially be subjected to tax audits in both our major jurisdictions. In the United States tax periods open to audit include the years ended December 31, 2011, December 31, 2012, December 31, 2013 and December 31, 2014. In Ireland tax periods open to audit include the years ended December 31, 2010, December 31, 2011, December 31, 2012, December 31, 2013 and December 31, 2014. During such audits, local tax authorities may challenge the positions taken by us in tax returns.